UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21328
______________________________________________

SMA Relationship Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1.  Schedule of Investments

SMA Relationship Trust – Series T – Portfolio of investments
March 31, 2007 (unaudited)

	Shares	Value

Investment companies – 97.12%
UBS Corporate Bond Relationship Fund[1]	14,679,020	$175,638,875
UBS Opportunistic Emerging Markets Debt Relationship Fund[1]	720,057	8,169,045
UBS Opportunistic High Yield Relationship Fund[1]	2,454,010	33,347,046
UBS U.S. Securitized Mortgage Relationship Fund[1]	26,717,632	341,403,243

Total investment companies
(cost $521,075,719)		558,558,209

Short-term investment – 2.11%
JPMorgan Liquid Assets Money Market Fund,
4.97%[2]
(cost $12,139,782)	12,139,782	12,139,782

Total investments – 99.23%
(cost $533,215,501)		570,697,991
Cash and other assets, less liabilities – 0.77%		4,449,377

Net assets – 100.00%		$575,147,368

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $533,215,501; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$37,482,490
Gross unrealized depreciation		—

Net unrealized appreciation		$37,482,490

1 Investment in affiliated mutual fund.
2 Interest rate shown reflects yield at March 31, 2007.

SMA Relationship Trust – Series M – Portfolio of investments
March 31, 2007 (unaudited)

	Face
	amount	Value

Long-term municipal bonds – 79.38%
Arizona – 1.72%
Salt River Project Agricultural Improvement & Power District Revenue Bonds,
5.00%, 01/01/14	$5,105,000	$5,488,590
5.13%, 01/01/27	3,465,000	3,660,703

		9,149,293

California – 9.19%
California Statewide Communities Development Authority Revenue Bonds,
3.87%, 04/01/32[1]	5,000,000	5,004,900
La Mesa General Obligation Bonds,
5.25%, 08/01/34	3,350,000	3,587,951
Long Beach Unified School District General Obligation Bonds,
5.25%, 08/01/23	1,920,000	2,068,934
Los Angeles Department of Water & Power Revenue Bonds,
5.00%, 07/01/30	8,000,000	8,339,280
Sacramento County Sanitation District Financing Authority Revenue Bonds,
5.00%, 12/01/27	8,045,000	8,343,228
San Jose Unified School District, Santa Clara County General Obligation Bonds,
5.00%, 08/01/24	4,295,000	4,565,370
State of California General Obligation Bonds,
5.00%, 02/01/14[2]	6,000,000	6,482,100
5.00%, 09/01/27	10,000,000	10,528,800

		48,920,563

Colorado – 3.34%
Colorado Department of Transportation Revenue Bonds,
6.00%, 06/15/10[2]	10,000,000	10,749,300
Colorado Health Facilities Authority Revenue Bonds,
5.13%, 11/15/25[1]	6,650,000	6,997,994

		17,747,294

Illinois – 0.48%
Will County Community School District General Obligation Bonds,
4.23%, 01/01/12[2,3]	1,145,000	954,747
4.38%, 01/01/12[3]	1,915,000	1,592,341

		2,547,088

Indiana – 1.38%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Bonds,
5.00%, 02/15/17	2,000,000	2,111,060
5.00%, 02/15/30	5,075,000	5,236,233

		7,347,293

	Face
	amount	Value

Kentucky – 1.01%
Kentucky State Property & Building Commission Revenue Bonds,
5.38%, 02/01/12[2]	$5,000,000	$5,369,800

Massachusetts – 9.10%
City of Boston General Obligation Bonds,
5.00%, 03/01/18	10,545,000	11,472,327
Massachusetts State General Obligation Bonds,
5.00%, 05/01/14	13,940,000	14,997,070
5.25%, 01/01/13[2]	8,460,000	9,101,607
5.25%, 08/01/13	11,855,000	12,855,918

		48,426,922

Michigan – 2.68%
Birmingham City School District General Obligation Bonds,
5.00%, 11/01/28	2,000,000	2,106,940
Detroit City School District General Obligation Bonds,
5.00%, 05/01/15	5,000,000	5,384,250
Michigan Municipal Bond Authority Revenue Bonds,
5.00%, 06/01/15	6,290,000	6,757,473

		14,248,663

Nevada – 1.28%
Clark County School District General Obligation Bonds,
5.38%, 06/15/13	6,280,000	6,826,925

New Jersey – 6.57%
New Jersey Economic Development Authority Revenue Bonds,
5.38%, 06/15/14	1,240,000	1,323,365
New Jersey State Transportation Trust Fund Authority Revenue Bonds,
5.25%, 06/15/14[2]	10,000,000	10,945,800
5.25%, 06/15/15[2]	6,305,000	6,939,914
5.25%, 12/15/20	10,000,000	11,096,300
5.50%, 12/15/21	4,070,000	4,641,102

		34,946,481

New York – 15.32%
Long Island Power Authority Electric System Revenue Bonds,
5.00%, 12/01/17	14,000,000	15,137,360
Metropolitan Transportation Authority Revenue Bonds,
5.00%, 11/15/25	10,000,000	10,611,300
5.00%, 11/15/30	2,420,000	2,542,670
New York City General Obligation Bonds,
5.00%, 06/01/16	6,110,000	6,532,751
5.00%, 01/01/21	9,040,000	9,628,142
5.00%, 08/01/22	8,765,000	9,253,386
New York City Municipal Water Finance Authority Revenue Bonds,
5.00%, 06/15/26	7,475,000	7,765,852
5.13%, 06/15/31	5,000,000	5,211,550
New York State Environmental Facilities Corp. Revenue Bonds,
5.00%, 06/15/33	5,095,000	5,321,065
Triborough Bridge & Tunnel Authority Revenue Bonds,
5.00%, 11/15/32	3,000,000	3,141,960
5.13%, 11/15/26	5,000,000	5,336,300
5.25%, 11/15/30	1,000,000	1,065,480

		81,547,816

	Face
	amount	Value

North Carolina – 4.05%
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds,
5.00%, 01/01/16	$5,800,000	$6,268,930
6.40%, 01/01/21[2]	1,000,000	1,213,990
North Carolina Medical Care Commission Health Care Facilities Revenue Bonds,
5.00%, 11/01/34	7,000,000	7,308,630
State of North Carolina General Obligation Bonds,
4.00%, 03/01/24	7,000,000	6,773,760

		21,565,310

Ohio – 1.47%
Hamilton County Ohio Sales Tax Revenue Bonds,
5.00%, 12/01/17	7,175,000	7,806,544

Pennsylvania – 1.63%
Cumberland County Municipal Authority Revenue Bonds,
7.25%, 01/01/13[2]	7,360,000	8,698,784

Puerto Rico – 5.16%
Government Development Bank for Puerto Rico Revenue Bonds,
5.00%, 12/01/08	6,850,000	6,985,836
Puerto Rico Highway & Transportation Authority Revenue Bonds,
5.50%, 07/01/23	3,320,000	3,756,978
University of Puerto Rico Revenue Bonds,
5.00%, 06/01/20	15,790,000	16,692,872

		27,435,686

South Carolina – 0.98%
Greenville County School District Installment Revenue Bonds,
5.00%, 12/01/28	5,000,000	5,206,400

Texas – 11.54%
Boerne Independent School District General Obligation Bonds,
5.00%, 02/01/35	6,000,000	6,192,540
City of Brownsville General Obligation Bonds,
5.79%, 02/15/11[3]	2,785,000	2,219,840
City of San Antonio General Obligation Bonds,
4.75%, 02/01/23	2,640,000	2,704,706
Northside Independent School District General Obligation Bonds,
5.00%, 02/15/32	3,700,000	3,814,293
San Antonio Electric & Gas Systems Revenue Bonds,
5.00%, 02/01/19	10,000,000	10,631,200
San Antonio Independent School District General Obligation Bonds,
5.80%, 08/15/09[2]	25,000,000	26,222,750
Waco Texas General Obligation Bonds,
5.00%, 02/01/35	4,345,000	4,486,691
Williamson County General Obligation Bonds,
5.50%, 02/15/11[2]	4,845,000	5,156,921

		61,428,941

	Face
	amount	Value

Washington – 2.48%
Energy Northwest Revenue Bonds,
5.00%, 07/01/18	$12,180,000	$13,179,491

Total long-term municipal bonds
(cost $419,904,957)		422,399,294

Short-term investments – 23.36%
Municipal notes – 19.58%
Alaska – 1.29%
Valdez Alaska Marine Term Revenue,
3.80%, 04/02/07[5]	6,855,000	6,855,000

Colorado – 0.38%
Colorado Educational & Cultural Facilities Authority Revenue,
3.77%, 04/02/07[5]	2,000,000	2,000,000

Delaware – 0.56%
University of Delaware Revenue,
3.78%, 04/02/07[5]	3,000,000	3,000,000

Florida – 0.94%
Sarasota-Manatee Airport Authority Revenue,
3.78%, 04/02/07[5]	5,000,000	5,000,000

Georgia – 1.05%
Ware County Hospital Authority Revenue,
3.66%, 04/04/07[5]	5,600,000	5,600,000

Illinois – 0.94%
Chicago Board of Education General Obligation,
3.80%, 04/02/07[5]	5,000,000	5,000,000

Louisiana – 0.73%
Louisiana Offshore Terminal Authority Revenue,
3.78%, 04/02/07[5]	3,900,000	3,900,000

Michigan – 0.47%
University of Michigan Revenue,
3.79%, 04/02/07[5]	2,500,000	2,500,000

Missouri – 2.10%
University of Missouri Revenue,
3.77%, 04/02/07[5]	11,200,000	11,200,000

Nevada – 1.52%
Las Vegas Valley Water District General Obligation,
3.80%, 04/02/07[5]	8,100,000	8,100,000

North Carolina – 0.68%
University of North Carolina Hospital at Chapel Hill Revenue,
3.80%, 04/02/07[5]	3,600,000	3,600,000

Ohio – 1.98%
Ohio Air Quality Development Authority Revenue,
3.65%, 04/04/07[5]	10,525,000	10,525,000

Oklahoma – 1.39%
Oklahoma State Capital Improvement Authority Revenue,
3.80%, 04/02/07[5]	7,400,000	7,400,000

Pennsylvania – 1.32%
Philadelphia Hospitals & Higher Education Facilities Authority Revenue,
3.76%, 04/02/07[5]	7,000,000	7,000,000

Texas – 4.23%
Bell County Health Facility Development Corp. Revenue,
3.77%, 04/02/07[5]	16,235,000	16,235,000
Harris County Health Facilities Development Corp. Revenue,
3.77%, 04/02/07[5]	6,300,000	6,300,000

		22,535,000

Total municipal notes
(cost $104,215,000)		104,215,000

	Face
	amount	Value

Tax-exempt commercial paper – 3.76%
Florida – 1.88%
Florida Local Government Finance Commission,
3.65%, 05/08/07	$10,000,000	$10,000,499

Puerto Rico – 1.88%
Government Development Bank for Puerto Rico,
4.05%, 04/11/07	10,000,000	10,000,523

Total tax-exempt commercial paper
(cost $20,000,000)		20,001,022

	Shares

Money market fund – 0.02%
JPMorgan Tax Free Money Market Fund,
3.09%[4]
(cost $83,472)	83,472	83,472

Total short-term investments
(cost $124,298,472)		124,299,494

Total investments – 102.74%
(cost $544,203,429)		546,698,788
Liabilities, in excess of cash and other assets – (2.74)%		(14,582,205)

Net assets – 100.00%		$532,116,583

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $544,203,429; and net unrealized appreciation consisted of:

Gross unrealized appreciation		$3,597,096
Gross unrealized depreciation		(1,101,737)

Net unrealized appreciation		$2,495,359

1	Floating rate security – The interest rate shown is the current rate as of March 31, 2007.
2	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.
3	Reflects annualized yield at March 31, 2007 on zero coupon bonds.
4	Interest rate shown reflects yield at March 31, 2007.
5	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of March 31, 2007.

SMA Relationship Trust (unaudited)

1) Valuation of investments
 The Funds calculate their net asset value based on the current market value, where available, for their portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of portfolio securities. If a market value is not available from an independent pricing source for a particular security, including the occurrence of a “significant event” (e.g., natural disaster or governmental action), the Funds may use fair value methods to reflect those events, as determined in good faith by or under the direction of the Funds’ Board of Trustees (the “Board”). Series T’s portfolio securities primarily consist of four underlying funds: UBS Corporate Bond Relationship Fund, UBS Opportunistic Emerging Markets Debt Relationship Fund, UBS Opportunistic High Yield Relationship Fund and UBS U.S. Securitized Mortgage Relationship Fund (collectively, the “Underlying Funds”), and direct investments in certain non-dollar denominated debt securities. The value of the Underlying Funds will be their net asset value at the time each Underlying Fund’s shares are priced. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

2) Transactions with affiliates
 The Funds may invest in shares of certain affiliated investment companies also sponsored by UBS Global Asset Management (Americas) Inc., the Funds’ Advisor. These investments represented 97.12% of Series T’s total net assets at March 31, 2007, and are summarized as follows:

					Change in
				Net	net unrealized
	Value		Sales	realized	appreciation	Value
Affiliates	12/31/06	Purchases	proceeds	gain	(depreciation)	03/31/07

UBS Corporate Bond Relationship Fund	$158,787,018	$17,000,000	$3,000,000	$392,679	$2,459,178	$175,638,875

UBS Opportunistic Emerging Markets
Debt Relationship Fund	7,915,369	—	—	—	253,676	8,169,045

UBS Opportunistic High Yield
Relationship Fund	30,728,406	2,000,000	—	—	618,640	33,347,046

UBS U.S. Securitized Mortgage
Relationship Fund	309,431,146	34,500,000	7,000,000	646,688	3,825,409	341,403,243

Series M did not have any investments in affiliated investment companies outstanding at March 31, 2007.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2006.

Item 2.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	May 30, 2007